Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
FAIR VALUE OF FINANCIAL INSTRUMENTS [abstract]
Fair value of financial instruments

	September 30, 2018		December 31, 2017
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$132,925	$132,925	$127,632	$127,632
Restricted cash	$10,056	$10,056	$6,558	$6,558
Loan receivable from affiliate companies	$34,635	$34,635	$30,112	$30,112
Investments in available-for-sale-securities	$227	$227	$238	$238
Senior and ship mortgage notes, net	$(1,270,726)	$(1,112,673)	$(1,301,999)	$(1,181,838)
Long-term debt, including current portion	$(328,605)	$(335,301)	$(380,489)	$(389,332)
Long term payable to affiliate companies	$(86,005)	$(86,005)	$(76,872)	$(76,872)

	December 31, 2017		December 31, 2016
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$127,632	$127,632	$135,992	$135,992
Restricted cash	$6,558	$6,558	$5,386	$5,386
Investments in available-for-sale-securities	$238	$238	$—	$—
Loan receivable from affiliate companies	$30,112	$30,112	$23,008	$23,008
Long-term receivable from affiliate companies	$—	$—	$11,105	$11,105
Capital lease obligations, including current portion	$—	$—	$(17,617)	$(17,617)
Senior and ship mortgage notes, net	$(1,301,999)	$(1,181,838)	$(1,296,537)	$(974,170)
Long-term debt, including current portion	$(380,489)	$(389,332)	$(304,682)	$(308,080)
Loan payable to affiliate company	$—	$—	$(49,876)	$(51,240)
Long-term payable to affiliate companies	$(76,872)	$(76,872)	$(6,399)	$(6,399)

Fair value measurements on a recurring basis

	Fair Value Measurements as of September 30, 2018
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale-securities	$227	$227	$—	$—

Total	$227	$227	$—	$—

	Fair Value Measurements as of December 31, 2017
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale-securities	$238	$238	$—	$—

Total	$238	$238	$—	$—

	Fair Value Measurements as of December 31, 2017
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale-securities	$238	$238	$—	$—

Total	$238	$238	$—	$—

Fair value measurements on a nonrecurring basis

	Fair Value Measurements as of December 31, 2017
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Vessels, port terminals and other fixed assets, net	$16,500	$—	$16,500	$—

Total	$16,500	$—	$16,500	$—

	Fair Value Measurements as of December 31, 2017
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Vessels, port terminals and other fixed assets, net	$16,500	$—	$16,500	$—

	Fair Value Measurements as of December 31, 2016
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in affiliates	$148,095	$148,095	$—	$—

Fair value measurements on a nonrecurring basis

	Fair Value Measurements at September 30, 2018
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$132,925	$132,925	$—	$—
Restricted cash	$10,056	$10,056	$—	$—
Loan receivable from affiliate companies (2)	$34,635	$—	$34,635	$—
Senior and ship mortgage notes	$(1,112,673)	$(1,112,673)	$—	$—
Long-term debt, including current portion (1)	$(335,301)	$—	$(335,301)	$—
Long-term payable to affiliate companies (2)	$(86,005)	$—	$(86,005)	$—

	Fair Value Measurements at December 31, 2017
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$127,632	$127,632	$—	$—
Restricted cash	$6,558	$6,558	$—	$—
Loan receivable from affiliate companies (2)	$30,112	$—	$30,112	$—
Senior and ship mortgage notes	$(1,181,838)	$(1,181,838)	$—	$—
Long-term debt, including current portion (1)	$(389,332)	$—	$(389,332)	$—
Long-term payable to affiliate companies (2)	$(76,872)	$—	$(76,872)	$—
(1)

The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.

(2)

The fair value of the Company’s loan receivable from/ payable to affiliate companies and long-term receivable from/payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities as well as taking into account the counterparty’s creditworthiness.

	Fair Value Measurements at December 31, 2017
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$127,632	$127,632	$—	$—
Restricted cash	$6,558	$6,558	$—	$—
Investments in available-for-sale-securities	$238	$238	$—	$—
Loan receivable from affiliate companies(2)	$30,112	$—	$30,112	$—
Senior and ship mortgage notes	$(1,181,838)	$(1,181,838)	$—	$—
Long-term debt, including current portion(1)	$(389,332)	$—	$(389,332)	$—
Long-term payable to affiliate companies(2)	$(76,872)	$—	$(76,872)	$—

	Fair Value Measurements at December 31, 2016
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$135,992	$135,992	$—	$—
Restricted cash	$5,386	$5,386	$—	$—
Loan receivable from affiliate company(2)	$23,008	$—	$23,008	$—
Long-term receivable from affiliate companies (2)	$11,105	$—	$11,105	$—
Capital lease obligations, including current portion (1)	$(17,617)	$—	$(17,617)	$—
Senior and ship mortgage notes	$(974,170)	$(974,170)	$—	$—
Long-term debt, including current portion(1)	$(308,080)	$—	$(308,080)	$—
Loan payable to affiliate company(2)	$(51,240)	$—	$(51,240)	$—
Long-term payable to affiliate companies(2)	$(6,399)	$—	$(6,399)	$—

(1)

The fair value of the Company’s long-term debt/ Capital lease obligations is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.

(2)

The fair value of the Company’s loan receivable from/ payable to affiliate companies and long-term receivable from/payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.